FAIR VALUE MEASUREMENTS (Details 2) (Non-recurring basis, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,042,087	2,815,588
Unobservable Inputs | Foreclosed assets | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,042,087	2,815,588
Unobservable Inputs | Foreclosed assets | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		103,500
Unobservable Inputs | Foreclosed assets | Real estate | One-to-four family | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		(2.00%)
Unobservable Inputs | Foreclosed assets | Real estate | One-to-four family | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		20.00%
Unobservable Inputs | Foreclosed assets | Real estate | One-to-four family | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		8.30%
Unobservable Inputs | Foreclosed assets | Real estate | Multi-family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		118,100
Unobservable Inputs | Foreclosed assets | Real estate | Multi-family | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		2.00%
Unobservable Inputs | Foreclosed assets | Real estate | Multi-family | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		26.00%
Unobservable Inputs | Foreclosed assets | Real estate | Multi-family | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		15.50%
Unobservable Inputs | Foreclosed assets | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		692,230
Unobservable Inputs | Foreclosed assets | Real estate | Commercial | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		(2.00%)
Unobservable Inputs | Foreclosed assets | Real estate | Commercial | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		0.00%
Unobservable Inputs | Foreclosed assets | Real estate | Commercial | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		(1.90%)
Unobservable Inputs | Foreclosed assets | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,042,087	1,901,758
Unobservable Inputs | Foreclosed assets | Real estate | Construction and land | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)	(10.00%)	(21.00%)
Unobservable Inputs | Foreclosed assets | Real estate | Construction and land | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)	30.00%	36.00%
Unobservable Inputs | Foreclosed assets | Real estate | Construction and land | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)	10.30%	5.50%
Unobservable Inputs | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,050,804	2,573,611
Unobservable Inputs | Impaired loans | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,050,804	2,552,166
Unobservable Inputs | Impaired loans | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	707,838	659,261
Unobservable Inputs | Impaired loans | Real estate | One-to-four family | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)	(23.00%)	(11.00%)
Unobservable Inputs | Impaired loans | Real estate | One-to-four family | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)	13.00%	27.00%
Unobservable Inputs | Impaired loans | Real estate | One-to-four family | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)	(7.20%)	2.90%
Unobservable Inputs | Impaired loans | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,342,966	975,414
Unobservable Inputs | Impaired loans | Real estate | Commercial | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		(28.00%)
Unobservable Inputs | Impaired loans | Real estate | Commercial | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		16.00%
Unobservable Inputs | Impaired loans | Real estate | Commercial | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		(9.20%)
Unobservable Inputs | Impaired loans | Real estate | Commercial | Income Approach | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage for investment Capitalization Rates	3.00%
Unobservable Inputs | Impaired loans | Real estate | Commercial | Income Approach | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage for investment Capitalization Rates	27.00%
Unobservable Inputs | Impaired loans | Real estate | Commercial | Income Approach | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage for investment Capitalization Rates	12.30%
Unobservable Inputs | Impaired loans | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		917,491
Unobservable Inputs | Impaired loans | Real estate | Construction and land | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		(14.00%)
Unobservable Inputs | Impaired loans | Real estate | Construction and land | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		36.00%
Unobservable Inputs | Impaired loans | Real estate | Construction and land | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		19.10%
Unobservable Inputs | Impaired loans | Consumer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		21,445
Unobservable Inputs | Impaired loans | Consumer | Home Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		21,445
Unobservable Inputs | Impaired loans | Consumer | Home Equity | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		(9.00%)
Unobservable Inputs | Impaired loans | Consumer | Home Equity | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		(3.00%)
Unobservable Inputs | Impaired loans | Consumer | Home Equity | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average percentage adjustment for difference between comparable sales (as a percent)		(5.60%)